Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		29 Months Ended	35 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Oct. 31, 2013
Cash Flows From Operating Activities:
Net loss	$ (64,121)	$ (84,847)	$ (191,849)	$ (78,215)	$ (282,359)	$ (346,480)
Adjustments to reconcile net loss to net cash used in operations
Depreciation		6,283	12,566	12,464	25,610	25,610
Bad debt expense			6,034		6,034	6,034
Impairment loss on photovoltaic system			36,708		36,708	36,708
In-kind contribution of services	10,400	10,400	20,800	20,800	49,600	60,000
Changes in operating assets and liabilities:
(Increase) in accounts receivable	(395)	(603)	(257)	(256)	(513)	(908)
Increase in accounts payable	53,030	(287)	6,202	10,000	18,702	71,732
Increase in deferred Federal grant		14,956	11,217		11,217	11,217
Net Cash Used In Operating Activities	(1,086)	(54,098)	(98,579)	(35,207)	(135,001)	(136,087)
Cash Flows From Investing Activities:
Loan receivable			(6,034)		(6,034)	(6,034)
Payment for fixed assets					(62,318)	(62,318)
Net Cash Used In Investing Activities			(6,034)		(68,352)	(68,352)
Cash Flows From Financing Activities:
Proceeds from note payable
Proceeds from issuance of common stock, net of offering costs		(1,825)	(1,825)	125,450	206,625	206,625
Net Cash (Used In) Provided by Financing Activities		(1,825)	(1,825)	125,450	206,625	206,625
Net Increase (Decrease) in Cash	(1,086)	(55,923)	(106,438)	90,243	3,272	2,186
Cash at Beginning of Year/Period	3,272	109,710	109,710	19,467
Cash at End of Year/Period	2,186	53,787	3,272	109,710	3,272	2,186
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes